Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (441)	€ (489)
Deferred Day One Profit or Loss 1
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(108)	(7)
Own credit adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	75	(95)
Bid/Offer
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(216)	(143)
Model Risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(13)	(11)
CVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(192)	(159)
DVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	99	30
CollVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(8)	(8)
FVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (78)	€ (95)